Commitments and Contingencies (Details) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 15, 2021	Jul. 01, 2018	Aug. 24, 2020	May 18, 2020	Mar. 31, 2022	Dec. 31, 2020	Jul. 20, 2020
Commitments and Contingencies (Details) [Line Items]
Consideration of common stock issued							2,240,838
Warrants issued	8,000,000
Issuance of common stock	7,000,000
Description of commitment	As a result of the exercise of the Empery Warrants, Empery and the Company entered into a stipulation of dismissal to dismiss with prejudice the litigation between Empery and the Company. Empery also agreed to a 180-day leak out provision, whereby it may not sell shares of the Company’s common stock issued pursuant to the Empery Warrant exercise after the effective date in excess of 5% of the Company’s daily trading volume for the first 90 days after issuance of the shares and 10% of the Company’s daily volume for the next 90 days.			On May 18, 2020, the Company entered into separate 4-year consulting services agreements with each of the two principals of the ACO/MSO business acquired in May 2020 that call for each person to earn fixed annual consulting fees and a share of Medicare shared savings revenue, consulting revenue and overall profits generated by the underlying business.
Accrued liability						$ 265,714
Additional loss on settlement of litigation						$ 441,148
Cash payment, description		On July 1, 2018, the Company entered into an agreement with Mr. George O’Leary, the Company’s Chief Financial Officer and a member of the Board of Directors.	Pursuant to the terms of the settlement, the Company agreed to make cash payments totaling $75,000 over a six-month period. The $75,000 was paid in full.
Description of agreement					The agreement expires on June 30, 2022. In addition to a base salary, the agreement provided Mr. O’Leary with certain performance-based cash bonuses, stock grants, and stock option grants.
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Exercise price	$ 0.223
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Exercise price	$ 0.0296